Share-Based Compensation (Significant Weighted Average Assumptions Used to Calculate Fair Value of Options Granted) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of options granted (in dollars per share)	$ 6.05	$ 4.65		$ 4.05
Risk-free rate of return (percentage)	2.45%	2.25%		1.37%
Expected option life in years	7 years	7 years		7 years
Expected volatility (percentage)	31.25%	30.66%		32.37%
Expected dividends (percentage)	1.19% [1]	0.00%	[2]	0.00%	[2]

[1]	The Company declared its first cash dividend on September 15, 2016.
[2]	Subsequent to the granting of stock options in 2016, the Company paid its first cash dividend on October 21, 2016.